Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ 1,446	$ 6,246
Fair value as of the end of the period	(638)	1,446	$ 6,246
Gas & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	2,347	6,383	(1,928)
Impact on income	(5,792)	11,406	6,817
Settled contracts	3,681	(15,628)	1,408
Other	(197)	186	86
Fair value as of the end of the period	39	2,347	6,383
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(901)	(137)	(310)
Impact on income	11,033	5,891	3,950
Settled contracts	(10,812)	(6,655)	(3,777)
Other	3
Fair value as of the end of the period	$ (677)	$ (901)	$ (137)